Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Additional Information on Total Consideration
The following table presents additional information on total consideration transferred:

Issuance of Series A-1 preferred stock	$50,142
Issuance of Series A-1 preferred stock warrants	34,473
Note payable issued to NATG	87,000
Assumption of NATG debt	65
Total consideration transferred	$171,680

Schedule of Purchase Price Allocation
The following table sets forth the purchase price allocation, as of the acquisition date:

Cash	$35,704	Accounts payable	$(9,409)
Restricted cash	1,566	Accrued expenses and other liabilities	(12,218)
Investments	61,398	Liability for loss and loss adjustment expenses	(59,266)
Receivables	15,239	Total liabilities assumed	$(80,893)
Fixed assets	1,659
Prepaid expenses, deposits and other assets	2,197
Title plants	16,993	Net identifiable assets acquired	$59,734
Trade names	5,871	Goodwill	111,946
Total identifiable assets acquired	$140,627	Total consideration transferred	$171,680